Employee Benefit Obligations - Summary of Presentation of Net Actuarial Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	$ 1,343,507
Benefits paid	359,724	$ 259,822
Return on plan assets, excluding interest	(268,916)	(121,042)
Defined benefit plan obligations from business combinations		(2,152,468)
Foreign currency translation differences	112,309	132,549
Ending balance	1,836,362	1,343,507
Net Actuarial Liability
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	1,343,507	388,931
Net interest cost	108,672	83,421
Service cost	11,255	6,383
Benefits paid	(12,668)	(15,778)
Contributions paid	(121,088)	(94,629)
Actuarial (gains) losses from changes in financial assumptions	678,722	272,123
Actuarial (gains) losses from changes in experience adjustments	144,140	71,519
Return on plan assets, excluding interest	(268,916)	(121,042)
Changes in the asset limit	27,679	(25,081)
Minimum finding required (IFRIC 14)	(5,483)	(19,992)
Past service cost Defined benefit plan obligations	(8,643)	(850)
Defined benefit plan obligations from business combinations		870,687
Transfer of employees	(153)	88
Foreign currency translation differences	(60,662)	(72,273)
Ending balance	$ 1,836,362	$ 1,343,507